Financial instruments (Details Narrative)	12 Months Ended
Jun. 30, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Loan interest amount	$ 13,100
Customers [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding accounts receivable, percentage	10.00%
Vendors [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding accounts receivable, percentage	10.00%